STOCKHOLDERS’ (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of warrant transactions

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at September 30, 2025	3,000,000	$0.60
Exercisable at September 30, 2025	3,000,000	$0.60

As of September 30, 2025, the intrinsic value of these warrants amounted to $0.

Upon the consummation of an IPO and the listing of the Common Stock for trading on the NYSE American, (i) if warrants are offered and sold in the IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to the exercise price per share of the warrants sold in an IPO and (ii) if warrants are not offered and sold in an IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to 120% of the per share offering price to the public of the Company Common Stock sold in the IPO.

The Warrant may be exercised at the election of the Holder, in whole or in part, by: (i) the tender to the Company at its principal office (or such other office or agency as the Company may designate) of a notice of exercise duly completed and executed by or on behalf of the Holder, together with the surrender of the Warrant; and, (ii) the payment to the Company in the lawful currency of the United States of America of an amount equal to the Exercise Price multiplied by the number of Shares being purchased. All payments are to be made by bank wire transfer or certified, cashier’s or other check acceptable to the Company and payable to the order of the Company.

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at December 31, 2023	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at December 31, 2024	3,000,000	$0.60
Exercisable at December 31, 2024	3,000,000	$0.60

Schedule of stock option activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term
Options outstanding at December 31, 2024	1,000,000	$0.85	8.75 Years
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at September 30, 2025	1,000,000	$0.85	8.25 Years
Options exercisable at September 30, 2025	500,000	$0.85	8.25 Years

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term

Options outstanding January 1, 2023	-	$0	-
Options granted	1,000,000	$0.85	10 Years
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at December 31, 2023	1,000,000	$0.85	9.75 Years
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at December 31, 2024	1,000,000	$0.85	8.75
Options exercisable at December 31, 2024	1,000,000	$0.85	8.75

Schedule of assumption

Stock Price	$0.85
Exercise Price	$0.85
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	4.71%
Expected life (in years)	10